Provision for Restructuring and Other Costs - Schedule of Provision for Restructuring and Other Costs (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Beginning balance	$ 726
Utilization of provision	(359)
Change in provision	11
Impact of foreign exchange rate changes	10
Ending balance	388
Less current portion	117	$ 418
Non-current portion	271
Cetrotide(R) Onerous Contracts [Member]
Statement Line Items [Line Items]
Beginning balance	396
Utilization of provision	(36)
Change in provision	11
Impact of foreign exchange rate changes	17
Ending balance	388
Less current portion	117
Non-current portion	271
German Restructuring: Severance [Member]
Statement Line Items [Line Items]
Beginning balance	330
Utilization of provision	(323)
Change in provision
Impact of foreign exchange rate changes	(7)
Ending balance
Less current portion
Non-current portion